SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2015
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of assets, liabilities and summarized operations of the VIEs

	December 31, 2014	December 31, 2015

Cash and cash equivalents	2,329,590	153,648
Accounts receivable	105,762	68,347
Amounts due from related parties	501	415
Property and equipment	171	—
Investment in affiliates	—	168,610
Deposits and other non-current assets	321,709	—

Total assets	2,757,733	391,020

	December 31, 2014	December 31, 2015

Accounts payable	250,084	246,235
Amounts due to related parties within the Group	20,235,986	19,382,456
Accrued expenses and other current liabilities	1,283,410	244,666
Other payables due to related parties within the Group	8,413,361	8,502,294
Current portion of service obligation to related party affiliate	—	24,700
Total current liabilities	30,182,841	28,400,351

Long-term service obligation to related party affiliate	—	160,548

Total liabilities	30,182,841	28,560,899

	Year ended December 31, 2013	Year ended December 31, 2014	Year ended December 31, 2015

Net revenue	14,483,007	8,850,824	11,680,860
Net profit (loss)	4,746,859	(910,807)	(2,217,143)

Schedule of summary of estimated useful life of property and equipment
Furniture and office equipment	3 years
Telecommunications equipment	3 years
Leasehold improvements	Lesser of original lease term or estimated useful life

Schedule of summary of estimated useful economic lives of acquired intangible assets
Trademark	20 years
Technology	7 years